INCOME TAX PROVISION	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
INCOME TAX PROVISION

NOTE 4 – INCOME TAX PROVISION

At the end of each interim reporting period, the Company estimates its effective tax rate expected to be applied for the full year. This estimate is used to determine the income tax provision or benefit on a year-to-date basis and may change in subsequent interim periods. The Company has not recorded a tax provision for the three months ended March 31, 2024 and 2023 as it maintains a full valuation allowance against its net deferred tax assets.

NOTE 4 – INCOME TAX PROVISION

The following is a reconciliation of tax computed at the statutory federal rate to the income tax benefit in the statements of operations:

	2023	2022
Income tax benefit at the statutory federal rate	$1,389,526	$1,193,185
State income tax benefits, net of federal benefit	50,907	35,149
Change in valuation allowance	(1,440,433)	(1,228,334)
Total	$-	$-

The components of the Company’s deferred tax assets are as follows:

	2023	2022
Deferred tax assets:
Stock-based compensation	$877,645	$610,530
Other – net	219,723	122,133
Net operating losses – federal	2,483,530	1,346,823
Net operating losses – state	148,177	81,911
Deferred tax assets Gross	3,729,075	2,161,397
Less Valuation Allowance	(3,729,075)	(2,161,397)
Net deferred tax assets	$-	$-

Deferred tax assets and liabilities are determined based on the difference between the financial statement and tax bases of assets and liabilities. Deferred tax assets or liabilities at the end of each period are determined using the tax rate expected to be in effect when taxes are actually paid or recovered.

A valuation allowance is established when it is more likely than not that all or a portion of a deferred tax asset will not be realized. A review of all available positive and negative evidence is considered, including the Company’s current and past performance, the market environment in which the Company operates, length of carryback and carryforward periods, and existing contracts that will result in future profits. After reviewing all the evidence, the Company has recorded a full valuation allowance against its deferred tax assets.

At December 31, 2023, the Company had federal net operating loss carryforwards of $11,826,332 and state net operating loss carryforwards of $6,515,176, both of which do not expire.

The Company files Federal and Florida tax returns. The years that remain subject to examination are the years ended December 31, 2020, 2021, 2022, and 2023. As of December 31, 2023 and 2022, the Company does not believe that is has any liabilities for uncertain tax positions.